Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule of Earnings Per Share, Basic and Diluted
The Company’s net (loss) income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company.
Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,	For the Period from March 20, 2019 (Inception) Through September 30,
	2020	2019	2020	2019
Net (loss) income	$(1,826,524)	$665,511	$(1,417,256)	$664,827
Less: Income attributable to common stock subject to possible redemption	—	(708,312)	(611,540)	(708,312)

Adjusted net loss	$(1,826,524)	$(42,801)	$(2,028,796)	$(43,485)

Weighted average shares outstanding, basic and diluted	6,974,184	6,595,280	6,969,280	5,756,524

Basic and diluted net loss per common share	$(0.26)	$(0.01)	$(0.29)	$(0.01)

The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

For the Period from March 20, 2019 (inception) through December 31, 2019
Net income	$1,206,018
Less: Income attributable to common stock subject to possible redemption	(1,364,852)

Adjusted net loss	$(158,834)

Weighted average shares outstanding, basic and diluted	6,141,375

Basic and diluted net loss per share	$(0.03)

XL Hybrids, Inc [Member]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2020 and 2019:

	Nine Months Ended September 30,
	2020	2019
Numerator:
Net loss	$(20,027)	$(11,186)
Denominator:
Weighted average shares outstanding, basic and diluted	11,555,159	10,508,012
Net loss per share, basic and diluted	$(1.73)	$(1.06)

The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the years ended December 31, 2019, and 2018:

	2019	2018
Numerator:
Net loss	$(14,901)	$(12,903)

Denominator:
Weighted average shares outstanding, basic and diluted	10,752,940	10,253,822
Net loss per share, basic and diluted	1.39	(1.26)

Property Plant And Equipment Useful Lives

Equipment	5 years
Furniture and fixtures	5 years
Computers and related equipment	3 years
Software	3 years
Vehicles	4 years
Leasehold improvements	Lesser of useful life of the asset or remaining life of the lease

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The fair value of stock options issued for the years ended December 31, 2019 and 2018 was measured with the following assumptions:

	2019	2018
Expected volatility	70.0%	70.0%
Expected term (in years)	6.1 - 10	6.1 -10
Risk-free interest rate	1.4 - 3.0%	2.3% - 2.9%
Expected dividend yield	0.0%	0.0%